Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2013
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31, 2011 and 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
			(unaudited)
Deferred commission costs	$3,472	$4,602	$5,347
Prepaid taxes	—	1,962	931
Rebate receivable	—	766	510
Capitalized costs of in-vehicle devices owned by customers	436	595	892
Prepaid subscription service fees	689	425	567
Prepaid software license fees and support	177	382	565
Other	651	1,639	1,962

Total	$5,425	$10,371	$10,774